CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2023
Disclosure of Capital Management [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
Our partnership’s approach to capital management is focused on maximizing returns to unitholders and ensuring capital is deployed in a manner consistent with achieving our investment return objectives.
Invested Capital, which tracks the amount of capital that has been contributed to our partnership, is a measure we utilize to assess returns on capital deployed, relative to targeted returns. Investment decisions are based on, amongst other measures and factors, targeted returns on Invested Capital of 12% to 15% annually over the long-term. We measure return on Invested Capital as Adjusted Funds from Operations (“AFFO”), less estimated returns of capital on operations that are not perpetual in nature, divided by the weighted average Invested Capital for the period.
We define AFFO as FFO less capital expenditures required to maintain the current performance of our operations (maintenance capital expenditures). We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

US$ MILLIONS	2023	2022
Partnership Capital	$34,016	$25,554
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(23,661)	(15,320)
Deficit	4,419	3,422
Accumulated other comprehensive income	(1,161)	(817)
Ownership changes	(581)	(558)
Invested Capital	$13,032	$12,281
The following table presents the change in Invested Capital during year ended December 31, 2023 and 2022:

	For the year ended December 31,
US$ MILLIONS	2023	2022
Opening balance	$12,281	$12,195
Net redemption of preferred units	—	(220)
Issuance of perpetual subordinated notes	—	293
Issuance of limited partnership units, net of redemptions	—	13
Issuance of BIPC exchangeable LP Units	751	—
Ending balance	$13,032	$12,281
Weighted Average Invested Capital(1)	$12,478	$12,270

(1)     For the purposes of calculating Weighted Average Invested Capital for the year ended December 31, 2022, redemption of preferred units and issuance of perpetual subordinated notes of $220 million and $293 million, respectively, were assumed to have been completed concurrently in January of 2022.